Financial Receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Installment receivables
Financial Instruments [Line Items]
Cost of receivables	¥ 268,778
Reclassified receivables held for sale	504,170
Credit card receivables
Financial Instruments [Line Items]
Cost of receivables	44,901
Reclassified receivables held for sale	¥ 4,864